MFS(R) VARIABLE INSURANCE TRUST:

                           MFS(R) Total Return Series

                               MFS(R) Value Series

                      Supplement to the Current Prospectus

Effective May 1, 2006, the applicable Portfolio Managers sections of the Prospectus are hereby revised as follows:

Portfolio Managers

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' SAI. The portfolio managers are jointly responsible for the day-to-day management of each series.

MFS Total Return Series

Portfolio Managers                  Primary Role            Since     Title and Five Year History
Nevin P. Chitkara                     Large-Cap              May      Vice   President   of   MFS;   employed   in  the
                                   Value Equities           2006      investment management area of MFS since 1997.
                                  Portfolio Manager

William P. Douglas                 Mortgage Backed          2004      Vice   President   of   MFS;   employed   in  the
                                   Debt Securities                    investment  management  area of MFS  since  2004;
                                  Portfolio Manager                   Vice  President  and Senior  Mortgage  Analyst at
                                                                      Wellington  Management Company,  LLP from 1994 to
                                                                      2004.

Kenneth J. Enright                    Multi-Cap             1999      Senior  Vice  President  of MFS;  employed in the
                                   Value Equities                     investment management area of MFS since 1986.
                                  Portfolio Manager

Steven R. Gorham                      Large-Cap             2002      Senior  Vice  President  of MFS;  employed in the
                                   Value Equities                     investment management area of MFS since 1992.
                                  Portfolio Manager

Richard O. Hawkins                 Debt Securities          2005      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1998.

Alan T. Langsner                      Multi-Cap             2004      Senior  Vice  President  of MFS;  employed in the
                                   Value Equities                     investment management area of MFS since 1999.
                                  Portfolio Manager
Brooks A. Taylor                   Lead/Large-Cap           2004      Senior  Vice  President  of MFS;  employed in the
                                   Value Equities                     investment management area of MFS since 1996.
                                  Portfolio Manager

Value Series

Portfolio Managers                  Primary Role            Since     Title and Five Year History
Nevin P. Chitkara                 Portfolio Manager          May      Vice   President   of   MFS;   employed   in  the
                                                            2006      investment management area of MFS since 1997.
Steven R. Gorham                  Portfolio Manager         2002      Senior  Vice  President  of MFS;  employed in the
                                                                      investment management area of MFS since 1992.

                 The date of this Supplement is March 28, 2006.